Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Contingencies [Abstract]
Suits filed naming Cameron as one of a number of defendants related to Deepwater Horizon incident	350 suits
Accrued liability for claims of other litigation	$ 17.2
Number of countries where company has legal entities	50
Customs duties, penalties and interest by the government of Brazil	51.0
Number of sites designated for cleanup under the Comprehensive Environmental Response Compensation and Liability Act or similar state law where Company is identified as a potentially responsible party	two sites
Accrued environmental loss contingencies, noncurrent	4.9
Number of homeowners covered by class action lawsuit settlement on contaminated underground water from Houston manufacturing site (in number of homeowners)	197
Number of homeowners whose property is adjacent to the class area and may be affected by underground water contamination (in number of homeowners)	33
Accrued liability for claims for contaminated underground water from Houston manufacturing site	$ 7.1